SHORT-TERM BANK LOAN	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
SHORT-TERM BANK LOAN

10. SHORT-TERM BANK LOAN

In August 2019, HSW entered into a facility agreement with Agricultural Bank of China and obtained a line of credit, which allows the Company to borrow up to approximately $153,172 (RMB1,000,000) for daily operations. The loans are guaranteed at no cost by the legal representative of HSW. As of March 31, 2022, the Company has borrowed $151,090 (RMB958,079) (March 31, 2021: $152,607, or RMB1,000,000) under this line of credit with various annual interest rates from 4.34% to 4.9%. The outstanding loan balance was due on September 30, 2021. The Company was not able to renew the loan facility with the bank. The Company is negotiating with the bank on repayment schedule of the loan balance and interest payable.